Property and Equipment (Details) $ in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2019 USD ($) passenger	Aug. 31, 2019 passenger	Jul. 31, 2019 passenger	Apr. 30, 2019 passenger	Mar. 31, 2019 passenger	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Ships and ship improvements	$ 50,446					$ 50,446	$ 46,957
Ships under construction	2,492					2,492	2,004
Other property and equipment	3,843					3,843	3,661
Total property and equipment	56,781					56,781	52,622
Less accumulated depreciation	(18,650)					(18,650)	(17,286)
Property and Equipment, Net	$ 38,131					38,131	35,336
Capitalized interest						$ 39	$ 36	$ 28
NAA Segment
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger			840	1,260	1,680
EA Segment
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger		1,880
Ship One Sold in November | NAA Segment
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger	1,600
Ship Two Sold in November | NAA Segment
Property, Plant and Equipment [Line Items]
Passenger capacity of ship sold | passenger	1,260